OTHER NONCURRENT LIABILITIES (Tables)	6 Months Ended
Sep. 30, 2024
OTHER NONCURRENT LIABILITIES
Schedule of other non current liabilities
	As of September 30,	As of March 31,
	2024	2024
Loan payable to the third parties	$158,347	$-
Total	$158,347	$-